Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
12.	Fair Value Measurements

We use estimates of fair value in applying various accounting standards for our financial statements. We categorize our fair value estimates based on a hierarchical framework associated with three levels of price transparency utilized in measuring financial instruments at fair value.

Education Loans

Our FFELP Loans and Private Education Loans are accounted for at cost or at the lower of cost or market if the loan is held-for-sale. Fair values were determined by modeling loan cash flows using stated terms of the assets and internally-developed assumptions to determine aggregate portfolio yield, net present value and average life.

FFELP Loans

The significant assumptions used to determine fair value of our FFELP Loans are prepayment speeds, default rates, cost of funds, capital levels and expected Repayment Borrower Benefits to be earned. In addition, the Floor Income component of our FFELP Loan portfolio is valued with option models using both observable market inputs and internally developed inputs. A number of significant inputs into the models are internally derived and not observable to market participants. While the resulting fair value can be validated against market transactions where we are a participant, these markets are not considered active. As such, these are level 3 valuations.

Private Education Loans

The significant assumptions used to determine fair value of our Private Education Loans are prepayment speeds, default rates, recovery rates, cost of funds and capital levels. A number of significant inputs into the models are internally derived and not observable to market participants nor can the resulting fair values be validated against market transactions. While the resulting fair value can be validated against market transactions where we are a participant, these markets are not considered active. As such, these are level 3 valuations.

Cash and Investments (Including “Restricted Cash and Investments”)

Cash and cash equivalents are carried at cost. Carrying value approximates fair value. Investments classified as trading or available-for-sale are carried at fair value in the financial statements. Investments in mortgage-backed securities are valued using observable market prices. These securities are primarily collateralized by real estate properties and are guaranteed by either a government sponsored enterprise or the U.S. government. Other investments for which observable prices from active markets are not available were valued through standard bond pricing models using observable market yield curves adjusted for credit and liquidity spreads. These valuations are immaterial to the overall investment portfolio. The fair value of investments in commercial paper, asset-backed commercial paper, or demand deposits that have a remaining term of less than 90 days when purchased are estimated to equal their cost and, when needed, adjustments for liquidity and credit spreads are made depending on market conditions and counterparty credit risks. No additional adjustments were deemed necessary. These are level 2 valuations.

Borrowings

Borrowings are accounted for at cost in the financial statements except when denominated in a foreign currency or when designated as the hedged item in a fair value hedge relationship. When the hedged risk is the benchmark interest rate (which for us is LIBOR) and not full fair value, the cost basis is adjusted for changes in value due to benchmark interest rates only. Foreign currency-denominated borrowings are re-measured at current spot rates in the financial statements. The full fair value of all borrowings is disclosed. Fair value was determined through standard bond pricing models and option models (when applicable) using the stated terms of the borrowings, observable yield curves, foreign currency exchange rates, volatilities from active markets or from quotes from broker-dealers. Fair value adjustments for unsecured corporate debt are made based on indicative quotes from observable trades and spreads on credit default swaps specific to the Company. Fair value adjustments for secured borrowings are based on indicative quotes from broker-dealers. These adjustments for both secured and unsecured borrowings are material to the overall valuation of these items and, currently, are based on inputs from inactive markets. As such, these are level 3 valuations.

Derivative Financial Instruments

All derivatives are accounted for at fair value in the financial statements. The fair value of a majority of derivative financial instruments was determined by standard derivative pricing and option models using the stated terms of the contracts and observable market inputs. In some cases, we utilized internally developed inputs that are not observable in the market, and as such, classified these instruments as level 3 fair values. Complex structured derivatives or derivatives that trade in less liquid markets require significant estimates and judgment in determining fair value that cannot be corroborated with market transactions.

When determining the fair value of derivatives, we take into account counterparty credit risk for positions where there is exposure to the counterparty on a net basis by assessing exposure net of collateral held. The net exposures for each counterparty are adjusted based on market information available for the specific counterparty, including spreads from credit default swaps. When the counterparty has exposure to us under derivatives with us, we fully collateralize the exposure, minimizing the adjustment necessary to the derivative valuations for our credit risk. While trusts that contain derivatives are not required to post collateral, when the counterparty is exposed to the trust the credit quality and securitized nature of the trusts minimizes any adjustments for the counterparty’s exposure to the trusts. The net credit risk adjustment (adjustments for our exposure to counterparties net of adjustments for the counterparties’ exposure to us) decreased the valuations at December 31, 2017 by $6 million.

Inputs specific to each class of derivatives disclosed in the table below are as follows:

•

Interest rate swaps — Derivatives are valued using standard derivative cash flow models. Derivatives that swap fixed interest payments for LIBOR interest payments (or vice versa) and derivatives swapping quarterly reset LIBOR for daily reset LIBOR or one-month LIBOR were valued using the LIBOR swap yield curve which is an observable input from an active market. These derivatives are level 2 fair value estimates in the hierarchy. Other derivatives swapping LIBOR interest payments for another variable interest payment (primarily Prime) are valued using the LIBOR swap yield curve and observable market spreads for the specified index. The markets for these swaps are generally illiquid as indicated by a wide bid/ask spread. The adjustment made for liquidity decreased the valuations by $30 million at December 31, 2017. These derivatives are level 3 fair value estimates.

•

Cross-currency interest rate swaps — Derivatives are valued using standard derivative cash flow models. Derivatives hedging foreign-denominated bonds are valued using the LIBOR swap yield curve (for both USD and the foreign-denominated currency), cross-currency basis spreads and forward foreign currency exchange rates. These inputs are observable inputs from active markets. Therefore, the resulting valuation is a level 2 fair value estimate. Amortizing notional derivatives (derivatives whose notional amounts change based on changes in the balance of, or pool of, assets or debt) hedging trust debt use internally derived assumptions for the trust assets’ prepayment speeds and default rates to model the notional amortization. Management makes assumptions concerning the extension features of derivatives hedging rate-reset notes denominated in a foreign currency. These inputs are not market observable; therefore, these derivatives are level 3 fair value estimates.

•

Floor Income Contracts — Derivatives are valued using an option pricing model. Inputs to the model include the LIBOR swap yield curve and LIBOR interest rate volatilities. The inputs are observable inputs in active markets and these derivatives are level 2 fair value estimates.

The carrying value of borrowings designated as the hedged item in a fair value hedge is adjusted for changes in fair value due to benchmark interest rates and foreign-currency exchange rates. These valuations are determined through standard bond pricing models and option models (when applicable) using the stated terms of the borrowings, and observable yield curves, foreign currency exchange rates and volatilities.

The following table summarizes the valuation of our financial instruments that are marked-to-market on a recurring basis. During 2017 and 2016, there were no significant transfers of financial instruments between levels.

	Fair Value Measurements on a Recurring Basis
	December 31, 2017				December 31, 2016
(Dollars in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Available-for-sale investments:
Agency residential mortgage- backed securities	$—	$—	$—	$—	$—	$1	$—	$1
Other	—	2	—	2	—	2	—	2
Total available-for-sale investments	—	2	—	2	—	3	—	3
Derivative instruments:(1)
Interest rate swaps	—	388	4	392	—	553	12	565
Cross-currency interest rate swaps	—	—	88	88	—	—	—	—
Total derivative assets(2)	—	388	92	480	—	553	12	565
Total	$—	$390	$92	$482	$—	$556	$12	$568
Liabilities(3)
Derivative instruments(1)
Interest rate swaps	$—	$(144)	$(45)	$(189)	$—	$(150)	$(58)	$(208)
Floor Income Contracts	—	(74)	—	(74)	—	(184)	—	(184)
Cross-currency interest rate swaps	—	(44)	(410)	(454)	—	(53)	(1,243)	(1,296)
Other	—	—	(18)	(18)	—	—	(13)	(13)
Total derivative liabilities(2)	—	(262)	(473)	(735)	—	(387)	(1,314)	(1,701)
Total	$—	$(262)	$(473)	$(735)	$—	$(387)	$(1,314)	$(1,701)

(1)	Fair value of derivative instruments excludes accrued interest and the value of collateral.
(2)	See “Note 7 — Derivative Financial Instruments” for a reconciliation of gross positions without the impact of master netting agreements to the balance sheet classification.
(3)

Borrowings which are the hedged items in a fair value hedge relationship and which are adjusted for changes in value due to benchmark interest rates only are not carried at full fair value and are not reflected in this table.

The following tables summarize the change in balance sheet carrying value associated with level 3 financial instruments carried at fair value on a recurring basis.

	Year Ended December 31, 2017
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(46)	$(1,243)	$(13)	$(1,302)
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	—	803	(15)	788
Included in other comprehensive income	—	—	—	—
Settlements	5	118	10	133
Transfers in and/or out of level 3	—	—	—	—
Balance, end of period	$(41)	$(322)	$(18)	$(381)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$5	$795	$(5)	$795

	Year Ended December 31, 2016
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(44)	$(903)	$(2)	$(949)
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	3	(428)	(14)	(439)
Included in other comprehensive income	—	—	—	—
Settlements	3	88	3	94
Transfers in and/or out of level 3(3)	(8)	—	—	(8)
Balance, end of period	$(46)	$(1,243)	$(13)	$(1,302)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$7	$(340)	$(11)	$(344)

	Year Ended December 31, 2015
	Derivative Instruments
(Dollars in millions)	Interest Rate Swaps	Cross Currency Interest Rate Swaps	Other	Total Derivative Instruments
Balance, beginning of period	$(88)	$(117)	$(11)	$(216)
Total gains/(losses) (realized and unrealized):
Included in earnings(1)	39	(796)	6	(751)
Included in other comprehensive income	—	—	—	—
Settlements	5	10	3	18
Transfers in and/or out of level 3	—	—	—	—
Balance, end of period	$(44)	$(903)	$(2)	$(949)
Change in unrealized gains/(losses) relating to instruments still held at the reporting date(2)	$37	$(783)	$9	$(737)

(1)	“Included in earnings” is comprised of the following amounts recorded in the specified line item in the consolidated statements of income:

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
Gains (losses) on derivative and hedging activities, net	$906	$(351)	$(741)
Interest expense	(118)	(88)	(10)
Total	$788	$(439)	$(751)

(2)	Recorded in “gains (losses) on derivative and hedging activities, net” in the consolidated statements of income.
(3)	Consumer Price Index/LIBOR basis swaps were transferred from level 3 to level 2 in the fourth quarter of 2016 due to the conclusion that these swaps now trade in an active market.

The following table presents the significant inputs that are unobservable or from inactive markets used in the recurring valuations of the level 3 financial instruments detailed above.

(Dollars in millions)	Fair Value at December 31, 2017	Valuation Technique	Input	Range (Weighted Average)
Derivatives
Prime/LIBOR basis swaps	$(41)	Discounted cash flow	Constant Prepayment Rate	6%
			Bid/ask adjustment to discount rate	.08% — .08% (.08%)
Cross-currency interest rate swaps	(322)	Discounted cash flow	Constant Prepayment Rate	4%
Other	(18)
Total	$(381)

The significant inputs that are unobservable or from inactive markets related to our level 3 derivatives detailed in the table above would be expected to have the following impacts to the valuations:

•

Prime/LIBOR basis swaps — These swaps do not actively trade in the markets as indicated by a wide bid/ask spread. A wider bid/ask spread will result in a decrease in the overall valuation. In addition, the unobservable inputs include Constant Prepayment Rates of the underlying securitization trust the swap references. A decrease in this input will result in a longer weighted average life of the swap which will increase the value for swaps in a gain position and decrease the value for swaps in a loss position, everything else equal. The opposite is true for an increase in the input.

•

Cross-currency interest rate swaps — The unobservable inputs used in these valuations are Constant Prepayment Rates of the underlying securitization trust the swap references. A decrease in this input will result in a longer weighted average life of the swap. All else equal in a typical currency market, this will result in a decrease to the valuation due to the delay in the cash flows of the currency exchanges as well as diminished liquidity in the forward exchange markets as you increase the term. The opposite is true for an increase in the input.

The following table summarizes the fair values of our financial assets and liabilities, including derivative financial instruments.

	December 31, 2017			December 31, 2016
(Dollars in millions)	Fair Value	Carrying Value	Difference	Fair Value	Carrying Value	Difference
Earning assets
FFELP Loans	$82,271	$81,703	$568	$86,626	$87,730	$(1,104)
Private Education Loans	24,421	23,419	1,002	23,191	23,340	(149)
Cash and investments(1)	5,034	5,034	—	5,203	5,203	—
Total earning assets	111,726	110,156	1,570	115,020	116,273	(1,253)
Interest-bearing liabilities
Short-term borrowings	4,783	4,771	(12)	2,346	2,334	(12)
Long-term borrowings	104,921	105,012	91	109,826	112,368	2,542
Total interest-bearing liabilities	109,704	109,783	79	112,172	114,702	2,530
Derivative financial instruments
Floor Income Contracts	(74)	(74)	—	(184)	(184)	—
Interest rate swaps	203	203	—	357	357	—
Cross-currency interest rate swaps	(366)	(366)	—	(1,296)	(1,296)	—
Other	(18)	(18)	—	(13)	(13)	—
Excess of net asset fair value over carrying value			$1,649			$1,277

(1)

“Cash and investments” includes available-for-sale investments whose cost basis is $2 million and $3 million at December 31, 2017 and 2016, respectively, versus a fair value of $2 million and $3 million at December 31, 2017 and 2016, respectively.